Post-employment benefits - Schedule of Pension Costs Recognized in Statement of Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Defined Benefit Plans [Line Items]
Service Cost	$ (1,849)	$ (1,134)	$ (1,596)
Interest cost	(156)	(50)	(7)
Total recognized	(2,005)	(1,184)	(1,603)
Funded
Disclosure Of Defined Benefit Plans [Line Items]
Service Cost	(1,759)	(1,054)	(1,547)
Interest cost	(154)	(49)	(6)
Total recognized	(1,913)	(1,103)	(1,553)
Unfunded
Disclosure Of Defined Benefit Plans [Line Items]
Service Cost	(90)	(80)	(49)
Interest cost	(2)	(1)	(1)
Total recognized	$ (92)	$ (81)	$ (50)